Accounting Policies (Details) $ in Millions	Dec. 31, 2016 USD ($)
Charge off threshold - small business commercial loans	$ 1
Effect of adopting ASU 2015-02 [Member] | Indirect Investments Equity [Member] | Level 3 [Member]
Equity investments	$ 400